Deposits (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Deposits [Abstract]
Schedule of Deposits Consist of Non-Refundable Deposit	The deposits consist of non-refundable deposit for the land to be purchased at Kuantan Integrated Industrial Park and the professional fee related to it, and refundable deposit for the rent of photocopiers. See Note 10 for further discussion.
Deposit allocation	Nature	Terms	March 31, 2024	September 30, 2023
Land to be purchased at Kuantan Integrated Industrial Park	Non-refundable	2% upon signing of letter of offer	82	82
Professional service in building Kuantan factory	Non-refundable	1.5% upon signing of letter of acceptance	46	46
Public Relations Consulting Services	Refundable	One month fee charge	25	-
Photocopiers rent for offices use	Refundable		-	-
Total			$153	$128
The deposits consist of non-refundable deposit for the land to be purchased at Kuantan Integrated Industrial Park and the professional fee related to it, refundable deposit for the rent of photocopiers and installation cost for the factory equipment in Shah Alam factory. See Note 10 for further discussion.
			June 30,	September 30,
Deposit allocation	Nature	Terms	2024	2023
Land to be purchased at Kuantan Integrated Industrial Park	Non-refundable	2% upon signing of letter of offer	82	82
Professional service in building Kuantan factory	Non-refundable	1.5% upon signing of letter of acceptance	46	46
Public Relations Consulting Services	Refundable	One month fee charge	25	-
Photocopiers rent for offices use	Refundable			-
Electrical installation for HL wire & cable in Kampung Baru Subang factory	Non-refundable	40% upon order confirmation	8	-
Installation of New Cooling Tower in Kampung Baru Subang factory	Non-refundable	40% upon order confirmation	10	-
Total			$171	$128